SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Estimated useful lives of the assets (Details)	12 Months Ended
Dec. 31, 2019
Buildings [Member] | Minimum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	20 years
Buildings [Member] | Maximum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	45 years
Machinery and Equipment [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	10 years
Furniture, Fixtures, Office Equipment and Vehicles [Member] | Minimum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	5 years
Furniture, Fixtures, Office Equipment and Vehicles [Member] | Maximum [Member]
Property, Plant and Equipment
Property, Plant and Equipment, Useful Life	10 years